IPO related expenses	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
IPO related expenses

3. IPO related expenses

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	(in thousands)		(in thousands)
	£	£	£	£

IPO related expenses	—	1,034	—	1,066

IPO related expenses primarily relate to legal, accounting and other advisors’ fees in relation to the Company’s listing on Nasdaq which completed on October 2, 2017.